Annual Operating Expenses - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorCommunicationServicesFund-AMCIZPRO - Select Communication Services Portfolio
Apr. 29, 2025
Fidelity Advisor Communication Services Fund - Class I
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.71%
Fidelity Advisor Communication Services Fund - Class Z
Operating Expenses:
Management fee	0.56%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%
Total annual operating expenses	0.58%
Fidelity Advisor Communication Services Fund - Class A
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%
Total annual operating expenses	0.96%
Fidelity Advisor Communication Services Fund - Class M
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%
Total annual operating expenses	1.21%
Fidelity Advisor Communication Services Fund - Class C
Operating Expenses:
Management fee	0.69%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%
Total annual operating expenses	1.71%